Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

October 25, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents contained in Post-Effective Amendment No. 731 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 731 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on October 25, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 315-2349.

Sincerely,

/s/ Abigail Murray

Abigail Murray
Senior Counsel
Invesco Capital Management LLC

800  983  0903    invesco.com/ETFs    @InvescoETFs